Document And Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	FE BATTERY METALS CORP.
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	50,846,156
Amendment Flag	false
Entity Central Index Key	0001066130
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Location	Vancouver, Canada
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29870
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	700 West Georgia Street
Entity Address, Address Line Two	25th Floor Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1B3
Title of 12(g) Security	Common Shares without Par Value
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	DeVisser Gray LLP
Auditor Firm ID	1054
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 2421, 1055 West Georgia Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3P3
Contact Personnel Name	Gurminder Sangha
City Area Code	604
Local Phone Number	375-6005